Other Taxes Payable - Schedule of Other Taxes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Taxes Payable [Abstract]
VAT payable	$ 20,234	$ 22,916
Income tax payable	2,388	2,455
Business tax payable	2,467	2,791
Others	6	16
Total	$ 25,095	$ 28,178